Remuneration of Directors and Senior Management (Tables)	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Remuneration of non-management directors and senior management
REMUNERATION OF NON-MANAGEMENT DIRECTORS

	2021	2020	2019
Fees earned	$2	$2	$2
REMUNERATION OF SENIOR MANAGEMENT (1)

	2021	2020	2019
Salary	$2	$2	$2
Common stock option based awards	10	9	8
Annual incentive plans	6	4	6
Long-term incentive plans	19	14	20
	$37	$29	$36
(1)Senior management identified above are consistent with the disclosure on Named Executive Officers provided in the Company’s Information Circular to shareholders for the respective years.